Lease (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Text Block [Abstract]
Schedule of total carrying value of our non-marketable investments
	For the year ended December 31, 2021	For the year ended December 31, 2020
Lease cost
Finance lease cost:
Depreciation	$47,819	$47,819
Interest on lease liabilities	4,450	7,290
Operating lease cost	425,280	483,398
Short-term lease cost	86,125	68,472
Variable lease cost	-	-
Sublease income	-	-
Total lease cost	$563,674	$606,979

Other information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$450,807	$457,508
Financing cash flows from finance leases	53,846	53,845
Right-of-use assets obtained in exchange for new operating lease liabilities	-	1,107,206
Weighted-average remaining lease term – finance leases	0.9 years	1.9 years
Weighted-average remaining lease term – operating leases	1.0 years	1.5 years
Weighted-average discount rate – finance leases	2.5%	2.5%
Weighted-average discount rate – operating leases	8.0%	8.0%

Schedule of maturity analysis of operating leases liabilities
December 31, 2021
Remaining periods ending December 31,
2022	$149,539
2023	26,001
Total future undiscounted cash flow	175,540
Less: Discount on operating lease liabilities	(6,296)
Present value of operating lease liabilities	169,244
Less: Current portion of operating lease liabilities	(145,391)
Non-current portion of operating lease liabilities	$23,853

December 31, 2021
Remaining periods ending December 31,
2022	$49,358
Total future undiscounted cash flow	49,358
Less: Discount on finance lease liabilities	(1,435)
Present value of finance lease liabilities	$47,923